Related Party Transaction - Other Transactions (Details) - USD ($)		1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2020	Jul. 31, 2020	May 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Related Party Transactions
Total expenses incurred				$ 6,000		$ 4,000
Therapeutics Acquisition Corp.
Related Party Transactions
Proceeds from related party note			$ 300,000		$ 277,687
Therapeutics Acquisition Corp. | Sponsor
Related Party Transactions
Working capital loan					0	0
Therapeutics Acquisition Corp. | Sponsor Loans
Related Party Transactions
Proceeds from related party note	$ 300,000
Repayment of debt		$ 300,000
Therapeutics Acquisition Corp. | Working Capital Loans
Related Party Transactions
Loans convertible into warrants				$ 1,500,000	$ 1,500,000	$ 1,500,000
Price of warrants (in dollars per share)				$ 10.00	$ 10.00	$ 10.00